Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Other Comprehensive Income (Loss) [Abstract]
Schedule of Other Comprehensive Income (Loss)
	Conversion translation adjustment on foreign subsidiaries	Other equity instruments	Total
Balances as of January 1, 2023	30,825	(317,267)	(286,442)
Items that will not be recycled to profit and loss:
Other equity instruments		289,070	289,070

Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(2,659,039)		(2,659,039)
Balances as of December 31, 2023	$(2,628,214	$(28,197)	$(2,656,411)
Items that will not be recycled to profit and loss:
Other equity instruments

Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(928,159)		(928,159)
Balances as of December 31, 2024	$(3,556,373)	$(28,197)	$(3,584,570)